      As filed with the Securities and Exchange Commission on May 29, 2002

================================================================================

                                                     1933 Act File No. 333-
                                                     1940 Act File No. 811-21048


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2

                        (Check appropriate box or boxes)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]  Pre-Effective Amendment No.
[ ]  Post-Effective Amendment No.

                  and

[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 3

                       AIM Select Real Estate Income Fund
          Exact Name of Registrant as Specified in Declaration of Trust
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)
                                 (800) 347-1919
               Registrant's Telephone Number, including Area Code

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service
                          Copies of Communications to:

   Ofelia M. Mayo, Esquire                      Martha J. Hays, Esquire
     A I M Advisors, Inc.                 Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                 1735 Market Street, 51st Floor
      Houston, TX 77046                       Philadelphia, PA 19103-7599

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement

                              --------------------

         If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

         It is proposed that this filing will become effective (check appropriate box)

         [ ]    when declared effective pursuant to section 8(c)

         [X] Immediately -- This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier registration statement for the same offering is 333-84256.

                              --------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


========================================================================================================================

                                                  Proposed Maximum           Proposed Maximum
Title of Securities         Amount Being         Offering Price Per         Aggregate Offering             Amount of
Being Registered            Registered(1)              Unit                      Price (2)             Registration Fee
Common Shares of
Beneficial Interest,
$0.001 par value          4,887,500 Shares            $15.00                   $73,312,500                 $6,744.75

========================================================================================================================

(1) All of which may be purchased pursuant to an over-allotment option of 5,437,500 Shares granted by the Registrant to the Underwriters.
(2)  Estimated solely for the purpose of calculating the registration fee.

================================================================================

Part A - Prospectus. The AIM Select Real Estate Income Fund Prospectus contained in the Registrant's electronic filing of Pre-effective Amendment No. 2 on Form N-2 under the Securities Act of 1933 on May 24, 2002, File Nos. 333-84256 and 811-21048, is incorporated by reference into this filing.

Part B - Statement of Additional Information. The AIM Select Real Estate Income Fund Statement of Additional Information contained in the Registrant's electronic filing of Pre-effective Amendment No. 2 on Form N-2 under the Securities Act of 1933 on May 24, 2002, File Nos. 333-84256 and 811-21048, is incorporated by reference into this filing.

                           PART C - OTHER INFORMATION


Item 24:  Financial Statements and Exhibits

         1.  Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed with Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-84256) and are incorporated herein by reference.

         2.  Exhibits:

a. Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(1)

b.       Amended and Restated By-Laws of Registrant.(1)

c.       None.

d.       Form of Share Certificate.(1)

e.       Terms and Conditions of the Dividend Reinvestment Plan.(1)

f.       None.

g.1 Master Investment Advisory Agreement, dated May 15, 2002 between Registrant and A I M Advisors, Inc.(1)

g.2 Master Sub-Advisory Contract, dated May 15, 2002 between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(1)

h.1      Form of Underwriting Agreement.(1)

h.2      Form of Master Selected Dealer Agreement.(1)

h.3      Form of Master Agreement Among Underwriters.(1)

i.1 AIM Retirement Plan for Eligible Directors/Trustees, as restated October 1, 2001.(1)

i.2 AIM Funds Deferred Compensation Plan for Registrant's Non-Affiliated Directors, as amended September 28, 2001.(1)

j.1.a. Master Custody Contract, dated May 1, 2002 between Registrant and State Street Bank and Trust Company.(1)
j.1.b. Amendment, dated June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(1)

j.1.c. Amendment, dated April 2, 2002, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(1)

j.2 Subcustodian Agreement, dated January 20, 1993, between the Registrant, State Street Bank and Trust Company and The Bank of New York.(1)

k.1 Transfer Agency and Service Agreement, dated May 15, 2002 between Registrant and EquiServe Trust Company, N.A. and EquiServe, Inc.(1)

k.2 Master Administrative Services Agreement, dated May 15, 2002, between Registrant and A I M Advisors, Inc.(1)

k.3      Form of Additional Compensation Agreement.(1)

l.1      Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP.(1)

l.2      Consent of Ballard Spahr Andrews & Ingersoll, LLP.

m.       None.

n.       Consent of PricewaterhouseCoopers LLP.

o.       None.

p. Initial Capitalization Agreement, dated May 15, 2002 between Registrant and A I M Advisors, Inc.(1)

q.       None.

r.1 The A I M Management Group Inc. Code of Ethics, as revised February 24, 2000.(1)

r.2      Code of Ethics of INVESCO Institutional (N.A.), Inc.(1)

r.3      AIM Funds Code of Ethics of Registrant, effective September 23,
         2000.(1)

--------------------------------
(1) Incorporated by reference to the Registrant's electronic filing of Pre-effective Amendment No. 2 on Form N-2 under the Securities Act of 1933 on May 24, 2002, File Nos. 333-84256 and 811-21048.


Item 25:  Marketing Arrangements

See sections 5(n), 5(o) and 10 of the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement.

See sections 3 and 4 of the Form of Master Selected Dealer Agreement filed as
         Exhibit h.2 to this Registration Statement.

See articles V and VI of the Form of Master Agreement Among Underwriters filed as Exhibit h.3 to this Registration Statement.

Item 26:  Other Expenses of Issuance and Distribution

         Securities and Exchange Commission fees                      $57,528.75
         National Association of Securities Dealers, Inc. fees             7,000
         Printing and engraving expenses                                 277,000
         Legal Fees                                                      350,000
         New York Stock Exchange listing fees                            159,100
         Accounting expenses                                               7,000
         Blue Sky filing fees and expenses                               139,840
         Transfer agent fees                                               5,000
         Miscellaneous expenses                                          211,500
                                                                   -------------
         Total                                                     $1,213,968.75
                                                                   =============

------------

Item 27:  Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 28:  Number of Holders of Securities

         At May 29, 2002

                 Title of Class                       Number of Record Holders
                 --------------                       ------------------------
         Common Shares, $0.001 par value                         1

Item 29:  Indemnification

         Section 8.2 of Article VIII of the Registrant's Declaration of Trust provides as follows:

                  Section 8.2 Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

         Section 1.2(g) of Article I of the Registrant's Declaration of Trust provides as follows:

                  (g) "Covered Person" means a person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the

                  Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise;

         The trustees and officers of the Registrant are covered by one Errors and Omission policy in the aggregate amount of $35,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful).

         Section 8 of the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30:  Business and Other Connections of Investment Adviser

         The only employment of a substantial nature of AIM's directors and officers is with AIM and its affiliated companies. Reference is also made to the caption "Management of the Fund - Investment Adviser and Subadviser" of the Prospectus which compromises Part A of the Registration Statement, and to the caption "Investment Advisers" of the Statement of Additional Information which compromises Part B of the Registration Statement.

         The only employment of a substantial nature of INVESCO's directors and officers is with INVESCO and its affiliated companies. Reference is also made to the caption "Management of the Fund - Investment Adviser and Subadviser" of the Prospectus which compromises Part A of the Registration Statement, and to the caption "Investment Advisers" of the Statement of Additional Information which compromises Part B of the Registration Statement.

Item 31:  Location of Accounts and Records

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046 maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

         INVESCO Institutional (N.A.), Inc., 1315 Peachtree Street, N.E., Atlanta, Georgia 30309, maintains certain advisory material of the subadviser.

         INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc., One Lincoln Centre, Suite 700, 500 LBJ Freeway/LB2, Dallas, TX 75240, maintains certain advisory material of the subadviser.

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent, EquiServe Trust Company, N.A. and EquiServe, Inc., PO Box 43010, Providence, RI 02940-3010.

Item 32:  Management Services

         Not applicable.

Item 33:  Undertakings

         1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2. Not applicable.

         3. Not applicable.

         4. Not applicable.

         5. The Registrant undertakes that:

                  a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

                  b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 29th day of May, 2002.

                                  REGISTRANT: AIM SELECT REAL ESTATE INCOME FUND


                                      By: /s/ ROBERT H. GRAHAM
                                          --------------------------------------
                                          Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURES                           TITLE                        DATE
      ----------                           -----                        ----

/s/ ROBERT H. GRAHAM           Chairman, Trustee & President        May 29, 2002
------------------------       (Principal Executive Officer)
   (Robert H. Graham)

/s/ FRANK S. BAYLEY                       Trustee                   May 29, 2002
------------------------
   (Frank S. Bayley)

/s/ BRUCE L. CROCKETT                     Trustee                   May 29, 2002
------------------------
   (Bruce L. Crockett)

/s/ ALBERT R. DOWDEN                      Trustee                   May 29, 2002
------------------------
   (Albert R. Dowden)

/s/ EDWARD K. DUNN, JR.                   Trustee                   May 29, 2002
------------------------
   (Edward K. Dunn, Jr.)

/s/ JACK M. FIELDS                        Trustee                   May 29, 2002
------------------------
   (Jack M. Fields)

/s/ CARL FRISCHLING                       Trustee                   May 29, 2002
------------------------
   (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                    Trustee                   May 29, 2002
------------------------
   (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                      Trustee                   May 29, 2002
------------------------
   (Lewis F. Pennock)

/s/ RUTH H. QUIGLEY                       Trustee                   May 29, 2002
------------------------
   (Ruth H. Quigley)

/s/ LOUIS S. SKLAR                        Trustee                   May 29, 2002
------------------------
   (Louis S. Sklar)

/s/ DANA R. SUTTON              Vice President & Treasurer          May 29, 2002
------------------------         (Principal Financial and
   (Dana R. Sutton)                 Accounting Officer)

                                INDEX TO EXHIBITS


         l.2      Consent of Ballard Spahr Andrews & Ingersoll, LLP.
         n.       Consent of PricewaterhouseCoopers LLP.